Equipment Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Equipment Loans	EQUIPMENT LOANS
The Company has entered into various equipment loans to finance the purchases of property and equipment. Equipment loans were as follows as of December 31, 2021 and December 31, 2020:

(in thousands)	2021	2020
Notes payable bearing interest at 17.2%: due July 2022, secured by certain property and equipment	$20	$51
Notes payable bearing interest at 8.8%; due May 2023, secured by certain property and equipment	35	58
Notes payable bearing interest at 12.5%, 12.8%, and 11.0%; all due June 2023, all secured by certain property and equipment	52	82
Notes payable bearing interest at 7.2%; due April 2025, secured by certain property and equipment	73	92
Notes payable bearing interest at 4.2%; due December 2024, secured by certain property and equipment	693	904
Notes payable bearing interest at 3.4%; due September 2026, secured by certain property and equipment	966	—

Total equipment loans	$1,839	$1,187
Less: current portion	(510)	(314)

Total equipment loans, net of current portion	$1,329	$873